LEASES (Details)	3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 30, 2022 USD ($) ft²	Sep. 30, 2022 CAD ($) ft²	Sep. 30, 2021 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) ft²	Dec. 31, 2021 CAD ($) ft²	Dec. 31, 2020 USD ($)
Lessee, Lease, Description [Line Items]
Operating lease cost, including related operating cost	$ 81,000,000		$ 79,000,000	$ 245,000,000	$ 245,000,000	$ 327,000		$ 301,000
Right-of-use asset	$ 0			$ 0		$ 123,300
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Other assets			Other assets		Other assets
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Other current liabilities			Other current liabilities		Other current liabilities		Other current liabilities
Short term lease liability	$ 0			$ 0		$ 123,300
Canada
Lessee, Lease, Description [Line Items]
Office space (in square feet) | ft²	31,000	31,000				31,100	31,100
Operating lease, termination expense	$ 900,000	$ 1,200,000
Monthly rent						$ 14,300	$ 18,100
Massachusetts
Lessee, Lease, Description [Line Items]
Monthly rent				2,500		2,100
Pennsylvania
Lessee, Lease, Description [Line Items]
Monthly rent				$ 17,200		$ 18,400